Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Debt
Debt
The current material terms and conditions of debt outstanding are as follows:

Original loan amount	Interest rate	Monthly repayment	Maturity date	September 30, 2019	December 31, 2018
ACOA AIF grant (C$2,871,919)	0%	Royalties	-	$2,168,873	$2,106,840
ACOA term loan (C$337,000)	0%	C$3,120	June 2026	188,528	203,735
ACOA term loan (C$500,000)	0%	C$4,630	November 2028	377,600	—
Kubota Canada Ltd. (C$95,961)	0%	C$1,142	January 2025	55,215	61,178
Finance PEI term loan (C$2,717,093)	4%	C$16,313	November 2023	1,756,392	1,219,681
Total debt				$4,546,608	$3,591,434
less: current portion				(149,069)	(71,613)
Long-term debt				$4,397,539	$3,519,821

Estimated principal payments remaining on loan debt are as follows:

Year	AIF	ACOA	FPEI	Kubota	Total
2019	$—	$7,069	$19,507	$2,588	$29,164
2020	—	70,234	79,808	10,353	160,395
2021	—	70,234	83,064	10,353	163,651
2022	—	70,234	86,448	10,353	167,035
2023	—	70,234	1,487,565	10,353	1,568,152
Thereafter	2,168,873	278,123	—	11,215	2,458,211
Total	$2,168,873	$566,128	$1,756,392	$55,215	$4,546,608

On March 7, 2019, the Canadian Subsidiary received C$500 thousand under a credit facility with the Atlantic Canada Opportunities Agency (“ACOA”). The proceeds of the loan are to be used to partially finance the construction at the Rollo Bay site. The loan will be repaid over a term of nine years and has a zero percent interest rate.
In 2018, the Canadian Subsidiary obtained a new loan from Finance PEI (“FPEI”), which incorporated the existing loan and provides C$2.0 million ($1.5 million) of additional funds. As of December 31, 2018, C$1.0 million ($734 thousand) had been drawn down. On May 17, 2019, an additional C$700 thousand ($535 thousand) had been drawn down. The final C$300 thousand ($230 thousand) is anticipated to be drawn down during the fourth quarter of 2019. Payments commenced in June 2019. The loan has an interest rate of 4% and is collateralized by a mortgage executed by the Canadian Subsidiary, which conveys a first security interest in all of its current and acquired assets. The loan is guaranteed by the Parent.
Other than these loans, there have been no material changes to the Company’s debt arrangements as disclosed in our annual report on Form 10‑K for the year ended December 31, 2018.
The Company recognized interest expense of $44,415 and $15,782 for the nine months ended September 30, 2019 and 2018, respectively, on its interest-bearing debt.

Debt
The current terms and conditions of long-term debt outstanding at December 31, 2018 and 2017, are as follows:

	Interest rate	Monthly repayment	Maturity date	2018	2017
ACOA AIF grant (C$2,871,919)	0%	Royalties	-	$2,106,840	$2,287,771
ACOA term loan (C$337,000)	0%	C$3,120	June 2026	203,735	251,056
Kubota Canada Ltd (C$95,961)	0%	C$1,142	Jan 2025	61,178	—
PEI Finance term loan (C$2,717,093)	4%	C$4,333	July 2021	1,219,681	545,387
Total debt				$3,591,434	$3,084,214
less: current portion				(71,613)	(49,794)
Long-term debt				$3,519,821	$3,034,420

Principal payments due on the long-term debt are as follows:

Year	AIF	ACOA	Kubota	FPEI	Total
2019	$—	$27,466	$10,057	$34,090	$71,613
2020	—	27,466	10,057	42,034	79,557
2021	—	27,466	10,057	43,746	81,269
2022	—	27,466	10,057	45,529	83,052
2023	—	27,466	10,057	1,054,282	1,091,805
Thereafter	2,106,840	66,405	10,893	—	2,184,138
Total	$2,106,840	$203,735	$61,178	$1,219,681	$3,591,434

Atlantic Canada Opportunities Agency (“ACOA”)
ACOA is a Canadian government agency that provides funding to support the development of businesses and promote employment in the Atlantic region of Canada.
ACOA Atlantic Innovation Fund (“AIF”) Grant
In January 2009, the Canadian Subsidiary was awarded an AIF grant from ACOA to provide a contribution towards the funding of a research and development project. Contributions under the grant were made through 2014 and no further funds are available. Amounts claimed by the Canadian Subsidiary must be repaid in the form of a 10% royalty on any products that are commercialized out of this research project until the loan is fully repaid. Revenue from the sale of AquAdvantage Salmon are not subject to the royalty, and the Company does not expect to commercialize products that would be subject to the royalty in the next five years.
ACOA term loans
In February 2016, the Canadian Subsidiary executed an agreement with ACOA to partially finance the renovations to the Rollo Bay farm site. All available funding under the agreement was disbursed through May 2017, and no further amounts are available. The loan is being repaid over a period of nine years.
On November 13, 2018, the Canadian Subsidiary executed a second agreement with ACOA to partially finance the renovations to the Rollo Bay site. The terms of the agreement include funding up to C$500 thousand ($367 thousand) with repayment commencing after the final draw-down of the funds. The loan term is nine years with a zero percent interest rate. No funds were drawn during 2018.
Kubota
Kubota is a manufacturer of power equipment for the construction, agriculture, commercial, and residential industries.
In January 2018, the Canadian Subsidiary financed the purchase of equipment through a loan with Kubota. The total amount is being repaid in monthly installments. The loan is secured by the underlying equipment.
Finance PEI (“FPEI”)
FPEI is a corporation of the Ministry of Economic Development and Tourism for Prince Edward Island, Canada, and administers business financing programs for the provincial government.
In August 2016, the Canadian Subsidiary obtained a loan from FPEI to partially finance the purchase of the assets of the former Atlantic Sea Smolt plant in Rollo Bay West on Prince Edward Island.
On October 16, 2018, the Canadian Subsidiary obtained a new loan from FPEI, which incorporates the existing loan and provides
C$2.0 million ($1.5 million) of additional funds. As of December 31, 2018, C$1.0 million ($734 thousand) has been drawn down. Payments will commence once all funds have been drawn. The loan has an interest rate of 4% and is collateralized by a mortgage executed by the Canadian Subsidiary, which conveys a first security interest in all of its current and acquired assets. The loan is guaranteed by the Parent.
The Company recognized interest expense in 2018 of $22,185 (2017: $21,520; 2016: $402,554) on its interest-bearing debt.